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                                                       REGISTRATION NO. 33-12302

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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

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                      POST-EFFECTIVE AMENDMENT No. 3

                                       To

                                    FORM S-6

                             REGISTRATION STATEMENT

                                     Under

                           THE SECURITIES ACT OF 1933

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                    METROPOLITAN TOWER SEPARATE ACCOUNT TWO
                             (EXACT NAME OF TRUST)

                   METROPOLITAN TOWER LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)
                                1 Madison Avenue
                            New York, New York 10010
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                                 ------------

                          RICHARD G. MANDEL, ESQ.
                     Vice-President and General Counsel
                   Metropolitan Tower Life Insurance Company
                                1 Madison Avenue
                            New York, New York 10010
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

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                                    Copy to:
              GARY O. COHEN, ESQ., and THOMAS C. LAUERMAN, ESQ.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

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It is proposed that the filing will become effective (check appropriate box)

                 [X] immediately upon filing pursuant to paragraph (b) of Rule
                     485

                 [_] on (date), pursuant to paragraph (b) of Rule 485
                 [_] 60 days after filing pursuant to paragraph (a) of Rule 485
                 [_] on (date), pursuant to paragraph (a) of Rule 485

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  This filing is made pursuant to Rule 6c-3 and 6e-3(T) under the Investment
Company Act of 1940 to register interests in Metropolitan Tower Separate Account Two which funds variable universal life insurance policies.

  Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. The Registrant's Rule 24f-2 Notice was filed with the Commission on February 27, 1997.

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     The purpose of this Amendment is solely to add the following representation with respect to fees and charges to this Registration Statement. This Amendment does not delete or revise any other material in the Registration Statement, including, without limitation, the prospectus and prospectus supplement contained in Post-Effective Amendment No.2, which are incorporated herein by this reference.

                REPRESENTATION WITH RESPECT TO FEES AND CHARGES

     Metropolitan Tower represents that the fees and charges deducted under the Policies described in this amended Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Tower under the Policies. Metropolitan Tower bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Metropolitan Tower to earn a profit, the degree to which the Policies, at the time they were developed, included innovative features, and regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.


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                                   SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, METROPOLITAN TOWER LIFE INSURANCE COMPANY CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS AMENDED REGISTRATION STATEMENT PURSUANT TO RULE 485(b) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS AMENDED REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED, AND ITS SEAL TO BE HEREUNTO AFFIXED AND ATTESTED, ALL IN THE CITY OF NEW YORK, STATE OF NEW YORK, THIS 25TH DAY OF JULY, 1997.

                                          METROPOLITAN TOWER LIFE INSURANCE
                                           COMPANY
(Seal)

                                              /s/ Richard G. Mandel
                                           By: ________________________________

                                                 RICHARD G. MANDEL, ESQ.
                                                 VICE-PRESIDENT AND
                                                 GENERAL COUNSEL
       /s/ Robin Wagner, Esq.
Attest: _____________________________
         ROBIN WAGNER, ESQ.
         ASSISTANT SECRETARY

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS AMENDED REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

         SIGNATURE AND TITLE

*        /s/ David A. Levene
-------------------------------------
           David A. Levene
Chairman of the Board, President and
       Chief Executive Officer

*       /s/ Anthony E. Amodeo
-------------------------------------
          Anthony E. Amodeo
              Director

*         /s/ Susan M. Ende
-------------------------------------
            Susan M. Ende
              Director

*        /s/ Harold B. Leff
-------------------------------------
           Harold B. Leff
              Director

*       /s/ Alan E. Lazarescu
-------------------------------------
          Alan E. Lazarescu
              Director

*      /s/ Anthony J. Williamson
-------------------------------------
         Anthony J. Williamson
              Director

*      /s/ Pauline Wittenberg
-------------------------------------
         Pauline Wittenberg
              Director

*       /s/ Stanley Saunders
-------------------------------------
          Stanley Saunders
    Vice-President and Controller
 (Principal Financial and Accounting
              Officer)

   /s/ Christopher P. Nicholas, Esq.
*By _________________________________               July 25, 1997
     Christopher P. Nicholas, Esq.
           ATTORNEY-IN-FACT

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  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT,
METROPOLITAN TOWER SEPARATE ACCOUNT TWO CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS AMENDED REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS AMENDED REGISTRATION STATEMENT TO BE SIGNED, ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED, AND ITS SEAL TO BE HEREUNTO AFFIXED AND ATTESTED, ALL IN THE CITY OF NEW YORK, STATE OF NEW YORK THIS 25TH DAY OF JULY, 1997.

                                          METROPOLITAN TOWER SEPARATE ACCOUNT
                                          TWO
                                                (REGISTRANT)

                                           By: METROPOLITAN TOWER LIFE
                                               INSURANCE COMPANY
                                                       (DEPOSITOR)
(Seal)

                                                     /s/ Richard G. Mandel
                                             By: ______________________________
                                                    RICHARD G. MANDEL, ESQ.
                                                    VICE-PRESIDENT AND
                                                    COUNSEL GENERAL
       /s/ Robin Wagner, Esq.
Attest: _____________________________
         ROBIN WAGNER, ESQ.
         ASSISTANT SECRETARY

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